Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity securities Japanese companies USD ($)	Mar. 31, 2012 Equity securities Japanese companies JPY (¥)	Mar. 31, 2011 Equity securities Japanese companies JPY (¥)	Mar. 31, 2012 Equity securities Foreign companies USD ($)	Mar. 31, 2012 Equity securities Foreign companies JPY (¥)	Mar. 31, 2011 Equity securities Foreign companies JPY (¥)	Mar. 31, 2012 Equity securities Pooled funds USD ($)		Mar. 31, 2012 Equity securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Japanese government bonds USD ($)	Mar. 31, 2012 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2011 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2012 Debt Securities Japanese Municipal Bonds Securities USD ($)	Mar. 31, 2012 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2011 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2012 Debt Securities Japanese corporate bonds USD ($)	Mar. 31, 2012 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2011 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2012 Debt Securities Foreign government bonds USD ($)	Mar. 31, 2012 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2011 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Other Investments Equity long/short hedge funds USD ($)		Mar. 31, 2012 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2011 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2012 Other Investments Short-term financing USD ($)	Mar. 31, 2012 Other Investments Short-term financing JPY (¥)	Mar. 31, 2011 Other Investments Short-term financing JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Japanese companies USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Japanese companies JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Equity securities Japanese companies JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Foreign companies USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Foreign companies JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Equity securities Foreign companies JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Equity securities Pooled funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Equity securities Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Equity securities Pooled funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Short-term financing USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Short-term financing JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Other Investments Short-term financing JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Plan asset fair value	$ 383,534	¥ 31,607,000	¥ 30,978,000	$ 74,081	¥ 6,105,000	¥ 5,693,000	$ 10,508	¥ 866,000	¥ 865,000	$ 52,870	[1]	¥ 4,357,000	[1]	¥ 3,405,000	[1]	$ 23,383	¥ 1,927,000	¥ 1,921,000	$ 61	¥ 5,000	¥ 5,000	$ 849	¥ 70,000	¥ 118,000	$ 8,106	¥ 668,000	¥ 708,000	$ 117,146	[2]	¥ 9,654,000	[2]	¥ 9,924,000	[2]	$ 61,801	¥ 5,093,000	¥ 4,974,000	$ 24,475	[3]	¥ 2,017,000	[3]	¥ 1,529,000	[3]	$ 10,254	¥ 845,000	¥ 1,836,000	$ 116,078	¥ 9,566,000	¥ 9,187,000	$ 74,081	¥ 6,105,000	¥ 5,693,000	$ 10,508	¥ 866,000	¥ 865,000	$ 23,383	¥ 1,927,000	¥ 1,921,000	$ 8,106	¥ 668,000	¥ 708,000	$ 267,456	¥ 22,041,000	¥ 21,791,000	$ 52,870	[1]	¥ 4,357,000	[1]	¥ 3,405,000	[1]	$ 61	¥ 5,000	¥ 5,000	$ 849	¥ 70,000	¥ 118,000	$ 117,146	[2]	¥ 9,654,000	[2]	¥ 9,924,000	[2]	$ 61,801	¥ 5,093,000	¥ 4,974,000	$ 24,475	[3]	¥ 2,017,000	[3]	¥ 1,529,000	[3]	$ 10,254	¥ 845,000	¥ 1,836,000

[1]	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.
[2]	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.
[3]	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.